Income taxes - Income tax expenses in profit or loss and other comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current
PRC income tax expenses	¥ 122,576	¥ 108,545	¥ 66,288
Deferred
PRC income tax expenses	(652)	168	0
Income tax expenses for the year	¥ 121,924	¥ 108,713	¥ 66,288